Condensed Consolidated Statements of Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
OPERATING EXPENSES
Amortization	$ 803	$ 599	$ 2,198	$ 6,647
Management and consulting fees	34,731	113,653	319,443	245,755
Mineral property expenditures	118,212	291,509	1,539,709	2,881,230
General and miscellaneous	136,924	235,879	730,885	580,862
Professional fees	95,615	99,236	(92,083)	338,644
[us-gaap:OperatingExpenses]	(386,285)	(740,876)	(2,500,152)	(4,053,138)
OTHER (EXPENSES) INCOME
Foreign exchange (loss) gain	(18,637)	(915)	(2,456)	(3,377)
Loss on settlement of liabilities				(31,512)
Accretion expense	(150,925)	(125,117)	(490,531)	(372,266)
Interest expense	(463,296)	(354,752)	(1,578,631)	(1,161,339)
Change in fair value of derivative liabilities	455,144	(173,334)	(687,979)	1,019,786
LOSS FOR THE PERIOD	$ (563,999)	$ (1,394,994)	$ (5,259,749)	$ (4,601,846)
Loss per share - basic and diluted	$ (0.01)	$ (0.02)	$ (0.06)	$ (0.06)
Weighted average number of shares outstanding	89,398,956	86,818,952	88,064,107	83,299,436